DEBT ISSUED AND OTHER OBLIGATIONS (Details 2) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Letters of Credit [Abstract]
Total	$ 5,950,038	$ 5,460,253
Letters Of Credit [Member]
Letters of Credit [Abstract]
Total	67,938	86,210
Letters Of Credit [Member] | 1Year [Member]
Letters of Credit [Abstract]
Total	12,260	14,971
Letters Of Credit [Member] | Due Within 1 And 2 Year [Member]
Letters of Credit [Abstract]
Total	9,965	11,056
Letters Of Credit [Member] | 2 Year [Member]
Letters of Credit [Abstract]
Total	8,114	10,128
Letters Of Credit [Member] | 3 Year [Member]
Letters of Credit [Abstract]
Total	7,554	8,158
Letters Of Credit [Member] | 4 Year [Member]
Letters of Credit [Abstract]
Total	6,952	5,346
Letters Of Credit [Member] | Later than five years [member]
Letters of Credit [Abstract]
Total	$ 23,093	$ 36,551